DERIVATIVE LIABILITIES (Schedule of continuity of derivative liabilities) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Derivative [Line Items]
Beginning balance	$ 9,759,127	$ 3,850,396
Fair value adjustment on derivative liabilities	(8,576,290)	5,756,195
Settlement of Phantom earn out	(677,939)
Effect of foreign exchange	501,470	152,536
Ending balance	1,006,368	9,759,127
Convertible promissory notes [Member]
Derivative [Line Items]
Beginning balance	485,157	151,242
Fair value adjustment on derivative liabilities	(485,157)	333,915
Settlement of Phantom earn out	0
Effect of foreign exchange	0	0
Ending balance	0	485,157
Earn out shares [Member]
Derivative [Line Items]
Beginning balance	9,273,970	3,699,154
Fair value adjustment on derivative liabilities	(8,091,133)	5,422,280
Settlement of Phantom earn out	(677,939)
Effect of foreign exchange	501,470	152,536
Ending balance	$ 1,006,368	$ 9,273,970